Condensed Consolidated Statements of Operations (unaudited) - USD ($)	3 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Income Statement [Abstract]
Contract research and government grants	$ 892,000
Revenue	300,940
Cost of revenue	193,229
Gross profit	107,711
Operating expenses
Research and development	3,004,365	652,576
General and administrative expenses	1,832,622	1,263,243
Total operating expenses	4,836,987	1,915,819
Loss from operations	(4,729,276)	(1,915,819)
Other income (expense)
Interest income	734	90
Rental income	85,344
Change in fair value of derivative liabilities		(157,216)
Total other income (expense)	86,078	(157,126)
Net loss	$ (4,643,198)	$ (2,072,945)
Net loss per common share - basic and diluted (in dollars per share)	$ (0.24)	$ (0.13)
Weighted average common shares outstanding - basic and diluted (in shares)	19,167,500	15,701,709